Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of deposits from customers [line items]
Deposits by customers	£ 191,835	£ 193,088
Demand and time deposits
Disclosure of deposits from customers [line items]
Deposits by customers	190,714	191,774
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure of deposits from customers [line items]
Deposits by customers	1,121	1,314
Equity Index Linked Deposits
Disclosure of deposits from customers [line items]
Deposits by customers	578	577
Capital amount guaranteed or protected	578	577
Capital amount of return guaranteed	£ 2	£ 2